PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Oct. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

At October 31, 2020 and 2019, prepaid expenses and other current assets consisted of the following:

	October 31, 2020	October 31, 2019
Prepaid professional fees (1)	$457,123	$391,544
Security deposit	14,091	16,691
Deferred tax assets	12,952	—
Other	10,310	56,621
	$494,476	$464,856

Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.